NICHOLAS II, INC. SCHEDULE OF INVESTMENTS (UNAUDITED) AS OF 06/30/2022

SHARES OR PRINCIPAL AMOUNT		VALUE
COMMON STOCKS — 94.59%
	Consumer Discretionary - Consumer Services — 4.36%
4,730	Chipotle Mexican Grill, Inc.*	$ 6,183,340
28,890	Domino's Pizza, Inc.	11,258,722
251,430	Service Corporation International	17,378,842
244,745	Wendy's Company	4,620,786
		39,441,690

	Consumer Discretionary - Retailing — 6.58%
58,770	Burlington Stores, Inc.*	8,006,237
135,195	CarMax, Inc.*	12,232,444
34,540	O'Reilly Automotive, Inc.*	21,820,990
45,450	Ulta Beauty Inc*	17,520,066
		59,579,737

	Consumer Staples - Food & Staples Retailing — 1.89%
274,106	BJ's Wholesale Club Holdings, Inc.*	17,082,286

	Consumer Staples - Food, Beverage & Tobacco — 3.75%
69,500	Constellation Brands, Inc. Class A	16,197,670
248,146	Lamb Weston Holdings, Inc.	17,732,513
		33,930,183

	Financials - Banks — 3.04%
289,157	Citizens Financial Group, Inc.	10,320,013
215,572	First Horizon Corporation	4,712,404
297,680	Webster Financial Corporation	12,547,212
		27,579,629

	Financials - Diversified Financials — 2.88%
138,050	Northern Trust Corporation	13,319,064
143,155	Raymond James Financial, Inc.	12,799,489
		26,118,553

	Health Care - Health Care Equipment & Services — 11.66%
37,365	Cooper Companies, Inc.	11,699,729
193,540	Globus Medical Inc Class A*	10,865,336
138,310	Hologic, Inc.*	9,584,883
51,081	Insulet Corporation*	11,132,593
159,688	LivaNova Plc*	9,975,709
64,940	ResMed Inc.	13,613,372
41,974	Smith & Nephew PLC Sponsored ADR	1,171,914
82,515	STERIS Plc	17,010,467
39,083	Teleflex Incorporated	9,608,556
55,230	Veeva Systems Inc Class A*	10,937,749
		105,600,308

	Health Care - Pharmaceuticals, Biotechnology & Life Sciences — 7.08%
49,051	Charles River Laboratories International, Inc.*	10,495,442
75,840	IQVIA Holdings Inc*	16,456,522
11,990	Mettler-Toledo International Inc.*	13,773,752
99,020	PerkinElmer, Inc.	14,082,624
589,160	Stevanato Group SpA	9,314,620
		64,122,960

	Industrials - Capital Goods — 15.13%
197,850	A. O. Smith Corporation	10,818,438
127,500	AMETEK, Inc.	14,010,975
234,370	Fastenal Company	11,699,750
213,765	Fortive Corp.	11,624,541
147,925	Fortune Brands Home & Security, Inc.	8,857,749
190,240	Graco Inc.	11,302,159
70,000	IDEX Corporation	12,714,100
66,430	L3Harris Technologies Inc	16,056,131
45,300	Lennox International Inc.	9,358,527
77,500	Nordson Corporation	15,689,100
181,487	Westinghouse Air Brake Technologies Corporation	14,896,453
		137,027,923

	Industrials - Commercial & Professional Services — 6.81%
240,000	IAA, Inc.*	7,864,800
125,870	Republic Services, Inc.	16,472,607
240,500	TransUnion	19,237,595
104,510	Verisk Analytics Inc	18,089,636
		61,664,638

	Industrials - Transportation — 1.60%
56,500	Old Dominion Freight Line, Inc.	14,479,820

	Information Technology - Semiconductors & Semiconductor Equipment — 3.93%
213,950	Microchip Technology Incorporated	12,426,216
157,915	Power Integrations, Inc.	11,845,204
122,060	Skyworks Solutions, Inc.	11,307,638
		35,579,058

	Information Technology - Software & Services — 18.92%
110,570	Broadridge Financial Solutions, Inc.	15,761,754
87,495	CrowdStrike Holdings, Inc. Class A*	14,748,157
89,040	CyberArk Software Ltd.*	11,393,558
147,858	Dynatrace, Inc.*	5,831,520
152,075	Elastic NV*	10,290,915
66,065	FLEETCOR Technologies, Inc.*	13,880,917
48,940	Gartner, Inc.*	11,835,160
81,867	Jack Henry & Associates, Inc.	14,737,697
113,240	Okta, Inc. Class A*	10,236,896
37,525	Palo Alto Networks, Inc.*	18,535,099
87,060	Paylocity Holding Corp.*	15,185,005
125,045	PTC Inc.*	13,297,285
94,107	Twilio, Inc. Class A*	7,887,108
103,915	Zendesk, Inc.*	7,696,984
		171,318,055

	Information Technology - Technology Hardware & Equipment — 3.09%
103,625	CDW Corp.	16,327,155
31,030	Teledyne Technologies Incorporated*	11,639,663
		27,966,818

	Materials - Materials — 2.58%
93,725	Aptargroup, Inc.	9,673,357
96,460	Vulcan Materials Company	13,706,966
		23,380,323

	Real Estate - Real Estate — 1.29%
158,175	CBRE Group, Inc. Class A*	11,643,262

	TOTAL COMMON STOCKS
	(cost $527,296,429)	856,515,243

SHORT-TERM INVESTMENTS — 5.27%
	U.S. Government Securities - 3.81%
$ 7,000,000	United States Treasury Bills 07/05/2022, 0.630%	6,999,518
7,500,000	United States Treasury Bills 07/14/2022, 0.946%	7,497,481
10,000,000	United States Treasury Bills 08/04/2022, 1.038%	9,990,366
10,000,000	United States Treasury Bills 09/01/2022, 1.548%	9,973,844
		34,461,209
	Money Market Fund - 1.46%
13,224,064	Morgan Stanley Liquidity Funds Government Portfolio (Institutional Class) 7-day yield 1.38%	13,224,064

	TOTAL SHORT-TERM INVESTMENTS
	(cost $47,686,802)	47,685,273

	TOTAL INVESTMENTS
	(cost $574,983,231) - 99.86%	904,200,516

	OTHER ASSETS, NET OF LIABILITIES - 0.14%	1,284,541

	TOTAL NET ASSETS
	(basis of percentages disclosed above) - 100%	$905,485,057

	* Non-income producing security.

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent Semiannual or Annual Report to Shareholders.

Various inputs are used in determining the value of the Fund's investments relating to Accounting Standards Codification 820-10.

The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

                Level 1 - quoted prices in active markets for identical investments

                Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

                Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of June 30, 2022 in valuing the Fund’s investments carried at value:

Valuation Inputs	Investments in Securities
Level 1
Common Stocks(1)	$856,515,243
Money Market Fund	13,224,064
Level 2
U.S. Government Securities	34,461,209
Level 3
None	—
Total	$904,200,516

(1) See Schedule above for further detail by industry.